Investment in Juve Stabia (Details)		1 Months Ended		12 Months Ended
	Dec. 09, 2024 EUR (€) shares	Jul. 31, 2023	Apr. 30, 2023	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	Feb. 11, 2025 EUR (€)	Jan. 10, 2025 shares	Dec. 31, 2024 USD ($) shares	Dec. 09, 2024 USD ($) shares	Aug. 30, 2023 shares	Jul. 14, 2022 shares
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership		51.00%	90.00%	35.00%
Cash paid					€ (30,490)
Shares issued (in Shares) | shares					1,650,000						150,000
Cash				€ 1,531,994	€ 2,293,518
Class B Ordinary Shares [Member]
Investment in Juve Stabia (Details) [Line Items]
Shares issued (in Shares) | shares				3,200,000					3,200,000			100,000
Ordinary shares value				€ 500,000					$ 2,087,000
Juve Stabia [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of issued and outstanding share capital	52.00%									52.00%
Percentage of ownership	35.00%
Cash				1,500,000
Juve Stabia [Member] | Class B Ordinary Shares [Member]
Investment in Juve Stabia (Details) [Line Items]
Ordinary shares value				2,000,000
Cash				€ 500,000
Juve Stabia [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership				22.00%
Percentage of ownership				20.00%
Percentage of investment				20.00%
Investment				€ 2,500,000
Juve Stabia [Member] | Class B Ordinary Shares [Member]
Investment in Juve Stabia (Details) [Line Items]
Cash paid	€ 500,000
Shares issued (in Shares) | shares	3,200,000									3,200,000
Ordinary shares value	€ 2,000,000			5,000,000						$ 2,087,000
Investment				2,000,000
Cash				€ 500,000
Juve Stabia [Member] | First Step [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership	22.00%
Juve Stabia [Member] | Second Step [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership	35.00%
Juve Stabia [Member] | Third Step [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership	38.00%
Juve Stabia [Member] | Fourth Step [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership	52.00%
Juve Stabia Acquisition [Member]
Investment in Juve Stabia (Details) [Line Items]
Percentage of ownership				52.00%
Subsequent Event [Member] | Juve Stabia [Member] | Class B Ordinary Shares [Member]
Investment in Juve Stabia (Details) [Line Items]
Cash paid	€ 1,000,000
Shares issued (in Shares) | shares								2,400,000
Ordinary shares value	€ 1,500,000						€ 500,000			$ 1,560,000